Consolidated Statements of Changes in Equity (Parenthetical) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Additional paid-in capital [member]
Transfer from (to) retained earnings	₨ (111,735.9)
Perpetual Securities [Member]
Perpetual securities issued	₨ 4,850.0	₨ 7,130.0	₨ 2,500.0
Perpetual securities issued, interest rate			11.50%
Perpetual securities issued, maturity	10 years	10 years
Bottom of range [member] | Perpetual Securities [Member]
Perpetual securities issued, interest rate	8.35%	9.60%
Top of range [member] | Perpetual Securities [Member]
Perpetual securities issued, interest rate	9.10%	10.50%